Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
VIE Disclosures
Average maturity of CP (in days)	49	19
Average maturity of conduit's assets (in years)	1.8	2.1
Percentage of control in which Group is determined to have power (percent)	50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	79,349	68,692
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,022
Trading assets	241,131	229,413
Investment securities	2,791	2,987
Other investments	8,613	10,329
Net loans	272,551	247,054
Premises and equipment	4,641	5,091
Other assets	70,558	63,065
of which loans held-for-sale	25,911	18,914
Customer deposits	369,058	333,089
Trading liabilities	72,655	76,635
Short-term borrowings	25,921	20,193
Long-term debt	177,898	130,042
Other liabilities	50,970	51,447
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,493	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	660	1,959
Trading assets	4,261	3,610
Investment securities	0	100
Other investments	2,105	1,983
Net loans	245	4,207
Premises and equipment	452	513
Other assets	16,134	14,330
of which loans held-for-sale	12,569	10,628
Total assets of consolidated VIEs	25,350	27,654
Customer deposits	3	265
Trading liabilities	35	93
Short-term borrowings	9,384	4,286
Long-term debt	13,452	12,992
Other liabilities	1,728	710
Total liabilities of consolidated VIEs	24,602	18,346
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,122	702
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	615	869
Investment securities		0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	8,726	7,516
of which loans held-for-sale	8,689	7,479
Total assets of consolidated VIEs	10,463	9,087
Customer deposits	0	0
Trading liabilities	6	9
Short-term borrowings	0	0
Long-term debt	10,318	9,067
Other liabilities	27	34
Total liabilities of consolidated VIEs	10,351	9,110
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	660	1,959
Trading assets	57	51
Investment securities		100
Other investments	0	0
Net loans	12	2,012
Premises and equipment	0	0
Other assets	262	1,473
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	991	5,596
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	9,384	4,280
Long-term debt	18	17
Other liabilities	29	16
Total liabilities of consolidated VIEs	9,431	4,313
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	16	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	250	3
Investment securities		0
Other investments	0	0
Net loans	0	885
Premises and equipment	0	0
Other assets	4,741	3,353
of which loans held-for-sale	3,500	3,093
Total assets of consolidated VIEs	5,007	4,243
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	2,418	3,187
Other liabilities	573	67
Total liabilities of consolidated VIEs	2,991	3,254
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	187	100
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,715	1,687
Investment securities		0
Other investments	30	0
Net loans	0	0
Premises and equipment	0	0
Other assets	3	0
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,935	1,787
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	7
Long-term debt	216	179
Other liabilities	124	2
Total liabilities of consolidated VIEs	340	188
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	109	87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	867	665
Investment securities		0
Other investments	1,651	1,491
Net loans	24	779
Premises and equipment	452	447
Other assets	197	308
of which loans held-for-sale	24	56
Total assets of consolidated VIEs	3,300	3,777
Customer deposits	0	0
Trading liabilities	23	8
Short-term borrowings	0	0
Long-term debt	99	93
Other liabilities	146	153
Total liabilities of consolidated VIEs	268	254
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	59	60
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	757	335
Investment securities		0
Other investments	424	492
Net loans	209	531
Premises and equipment	0	66
Other assets	2,205	1,680
of which loans held-for-sale	356	0
Total assets of consolidated VIEs	3,654	3,164
Customer deposits	3	265
Trading liabilities	6	76
Short-term borrowings	0	(1)
Long-term debt	383	449
Other liabilities	829	438
Total liabilities of consolidated VIEs	1,221	1,227
Bank
VIE Disclosures
Average maturity of CP (in days)	49	19
Average maturity of conduit's assets (in years)	1.8	2.1
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	78,000	68,081
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208	160,013
Trading assets	241,313	229,738
Investment securities	2,379	1,627
Other investments	8,467	10,207
Net loans	255,928	231,157
Premises and equipment	4,441	4,895
Other assets	70,511	61,567
of which loans held-for-sale	25,911	18,914
Customer deposits	357,569	321,678
Trading liabilities	72,667	76,812
Short-term borrowings	25,921	20,193
Long-term debt	172,947	126,741
Other liabilities	50,648	51,100
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,493	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	660	1,959
Trading assets	4,261	3,610
Investment securities	0	100
Other investments	2,105	1,983
Net loans	245	4,207
Premises and equipment	422	481
Other assets	16,132	14,329
of which loans held-for-sale	12,569	10,628
Total assets of consolidated VIEs	25,318	27,621
Customer deposits	3	265
Trading liabilities	35	93
Short-term borrowings	9,384	4,286
Long-term debt	13,452	12,992
Other liabilities	1,727	710
Total liabilities of consolidated VIEs	24,601	18,346
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,122	702
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	615	869
Investment securities		0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	8,726	7,516
of which loans held-for-sale	8,689	7,479
Total assets of consolidated VIEs	10,463	9,087
Customer deposits	0	0
Trading liabilities	6	9
Short-term borrowings	0	0
Long-term debt	10,318	9,067
Other liabilities	27	34
Total liabilities of consolidated VIEs	10,351	9,110
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	660	1,959
Trading assets	57	51
Investment securities		100
Other investments	0	0
Net loans	12	2,012
Premises and equipment	0	0
Other assets	262	1,473
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	991	5,596
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	9,384	4,280
Long-term debt	18	17
Other liabilities	29	16
Total liabilities of consolidated VIEs	9,431	4,313
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	16	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	250	3
Investment securities		0
Other investments	0	0
Net loans	0	885
Premises and equipment	0	0
Other assets	4,741	3,353
of which loans held-for-sale	3,500	3,093
Total assets of consolidated VIEs	5,007	4,243
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	2,418	3,187
Other liabilities	573	67
Total liabilities of consolidated VIEs	2,991	3,254
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	187	100
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,715	1,687
Investment securities		0
Other investments	30	0
Net loans	0	0
Premises and equipment	0	0
Other assets	3	0
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,935	1,787
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	7
Long-term debt	216	179
Other liabilities	124	2
Total liabilities of consolidated VIEs	340	188
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	109	87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	867	665
Investment securities		0
Other investments	1,651	1,491
Net loans	24	779
Premises and equipment	422	415
Other assets	195	307
of which loans held-for-sale	24	56
Total assets of consolidated VIEs	3,268	3,744
Customer deposits	0	0
Trading liabilities	23	8
Short-term borrowings	0	0
Long-term debt	99	93
Other liabilities	146	152
Total liabilities of consolidated VIEs	268	253
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	59	60
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	757	335
Investment securities		0
Other investments	424	492
Net loans	209	531
Premises and equipment	0	66
Other assets	2,205	1,680
of which loans held-for-sale	356	0
Total assets of consolidated VIEs	3,654	3,164
Customer deposits	3	265
Trading liabilities	6	76
Short-term borrowings	0	(1)
Long-term debt	383	449
Other liabilities	828	439
Total liabilities of consolidated VIEs	1,220	1,228